Intangible Assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2		$ 2	$ 4	$ 4	$ 9	$ 9	$ 9
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		10 years		10 years
Minimum | Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		5 years		5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		15 years		15 years
Maximum | Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		10 years		10 years